Loans and financing (Details 1) - Gol Linhas Aereas S.A. ("GLA") [Member] R$ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2023 BRL (R$)	Dec. 31, 2023 USD ($)
IfrsStatementLineItems [Line Items]
Notional amount	R$ 223,634	$ 44,939
Cost of sales	R$ 3,000	$ 622
Loan Facility [Member]
IfrsStatementLineItems [Line Items]
Operation date	01/27/2023	01/27/2023
Notional amount	R$ 35,499	$ 6,993
Cost of sales	R$ 1,826	$ 365
Borrowings, interest rate basis	5.0%	5.0%
Maturity Date	06/30/2026	06/30/2026
Loan Facility 1 [Member]
IfrsStatementLineItems [Line Items]
Operation date	04/20/2023	04/20/2023
Notional amount	R$ 100,873	$ 19,976
Cost of sales	R$ 2,700	$ 578
Borrowings, interest rate basis	3.0%	3.0%
Maturity Date	06/30/2025	06/30/2025
Loan Facility 2 [Member]
IfrsStatementLineItems [Line Items]
Operation date	06/07/2023	06/07/2023
Notional amount	R$ 44,207	$ 9,000
Cost of sales	R$ 1,160	$ 214
Borrowings, interest rate basis	3.0%	3.0%
Maturity Date	06/30/2025	06/30/2025
Loan Facility 3 [Member]
IfrsStatementLineItems [Line Items]
Operation date	07/19/2023	07/19/2023
Notional amount	R$ 43,055	$ 8,970
Cost of sales	R$ 161	$ 34
Borrowings, interest rate basis	5.0%	5.0%
Maturity Date	06/30/2026	06/30/2026
Loan Facility 4 [Member]
IfrsStatementLineItems [Line Items]
Operation date	12/31/2023	12/31/2023
Notional amount
Cost of sales	R$ (2,847)	$ (569)